Financial Instruments - Fair Values and Risk Management - Summary of Carrying Amount and Fair Value of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 85,675	€ 116,629
Total financial liabilities	197,882	211,179
Gross carrying amount [member] | Forward exchange contract [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	147	925
Total financial liabilities	36	66
Gross carrying amount [member] | Long-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	17,353	17,289
Gross carrying amount [member] | Long-term borrowings [member] | Floating-rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	7,898	10,423
Gross carrying amount [member] | Long-term borrowings [member] | Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	9,455	6,866
At fair value [member] | Forward exchange contract [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	147	925
Total financial liabilities	36	66
At fair value [member] | Long-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	20,659	18,465
At fair value [member] | Long-term borrowings [member] | Floating-rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	8,200	10,540
At fair value [member] | Long-term borrowings [member] | Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	€ 12,459	€ 7,925